Schedule of Investments – IQ Clean Oceans ETF

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 97.7%
Austria - 1.0%
ANDRITZ AG	257	$13,552
Mondi PLC	1,446	35,677

Total Austria		49,229

Brazil - 0.6%
Engie Brasil Energia SA	1,797	13,773
Klabin SA	3,018	14,141

Total Brazil		27,914

Canada - 0.2%
Ballard Power Systems, Inc.*	828	8,633

China - 3.2%
COSCO SHIPPING Holdings Co., Ltd., Class H*	69,187	124,398
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	15,976	27,660

Total China		152,058

Denmark - 6.5%
AP Moller - Maersk A/S, Class B	34	121,251
Chr Hansen Holding A/S	308	24,567
Dfds A/S*	261	12,662
Orsted A/S	566	59,608
ROCKWOOL International A/S, Class B	30	11,408
Vestas Wind Systems A/S	3,019	80,486

Total Denmark		309,982

Faroe Islands - 0.3%
Bakkafrost P/F	188	12,883

Finland - 0.7%
Valmet OYJ	393	14,816
Wartsila OYJ Abp	1,383	16,837

Total Finland		31,653

France - 8.1%
Dassault Systemes SE	1,993	94,840
Legrand SA	771	77,613
L'Oreal SA	332	140,253
Veolia Environnement SA	1,964	70,299

Total France		383,005

Germany - 8.8%
adidas AG	501	136,053
Infineon Technologies AG	3,371	137,306
Siemens AG	918	143,947

Total Germany		417,306

Ireland - 1.8%
Kingspan Group PLC	457	43,607
Smurfit Kappa Group PLC	772	40,249

Total Ireland		83,856

Japan - 6.4%
Bridgestone Corp.	1,391	60,517
Kao Corp.	1,068	53,129
Kurita Water Industries Ltd.	267	10,752
Nippon Yusen K.K.	382	29,506
Nitto Denko Corp.	292	22,427
Panasonic Corp.	5,151	55,991
Rohm Co., Ltd.	216	17,846
Sekisui Chemical Co., Ltd.	987	17,089
TOTO Ltd.	344	14,659
Yaskawa Electric Corp.	519	21,418

Total Japan		303,334

Netherlands - 2.0%
Koninklijke DSM NV	496	92,327

Norway - 1.0%
Leroy Seafood Group ASA	1,761	14,600
Mowi ASA	1,338	32,624

Total Norway		47,224

Portugal - 0.9%
EDP - Energias de Portugal SA	8,228	41,866

Singapore - 1.9%
STMicroelectronics NV	1,960	90,611

South Africa - 0.2%
Scatec ASA	699	10,200

South Korea - 2.6%
Hyundai Glovis Co., Ltd.	98	13,210
LG Electronics, Inc.	340	35,960
Samsung SDI Co., Ltd.	156	75,574

Total South Korea		124,744

Spain - 3.8%
EDP Renovaveis SA	720	15,029
Iberdrola SA	13,412	152,754
Siemens Gamesa Renewable Energy SA*	669	14,320

Total Spain		182,103

Sweden - 2.0%
Essity AB, B Shares	1,917	53,788
Nibe Industrier AB, B Shares	4,344	40,750

Total Sweden		94,538

Switzerland - 2.5%
Givaudan SA	24	98,418
SIG Combibloc Group AG*	954	21,886

Total Switzerland		120,304

United Kingdom - 3.9%
Burberry Group PLC	1,207	30,242
DS Smith PLC	3,975	20,052
Kingfisher PLC	6,233	27,688
Pennon Group PLC	761	11,057
Severn Trent PLC	749	28,871

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Spirax-Sarco Engineering PLC	219	$38,946
United Utilities Group PLC	2,044	29,275

Total United Kingdom		186,131

United States - 39.3%
American Water Works Co., Inc.	542	87,153
Badger Meter, Inc.	122	12,343
Ball Corp.	966	93,799
Eversource Energy	1,029	92,085
Evoqua Water Technologies Corp.*	356	14,418
First Solar, Inc.*	281	22,025
Home Depot, Inc. (The)	375	137,617
Intel Corp.	3,094	151,049
International Flavors & Fragrances, Inc.	763	100,655
Kimberly-Clark Corp.	1,010	139,027
Lowe's Cos., Inc.	609	144,546
Microsoft Corp.	458	142,429
NextEra Energy, Inc.	1,753	136,944
NVIDIA Corp.	479	117,288
O-I Glass, Inc.*	1,081	14,388
Procter & Gamble Co. (The)	1,024	164,301
Skyworks Solutions, Inc.	495	72,527
Texas Instruments, Inc.	802	143,951
WillScot Mobile Mini Holdings Corp.*	650	24,076
Xylem, Inc.	536	56,291

Total United States		1,866,912

Total Common Stocks
(Cost $4,948,404)		4,636,813
Preferred Stock — 2.1%
Germany - 2.1%
Henkel AG & Co. KGaA, 2.56%
(Cost $103,366)	1,237	100,478

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(a)
(Cost $6,135)	6,135	6,135
Total Investments — 99.9%
(Cost $5,057,905)		4,743,426
Other Assets and Liabilities, Net — 0.1%		3,804
Net Assets — 100.0%		$4,747,230

		% of
Industry	Value	Net Assets
Information Technology	$1,077,788	22.7%
Industrials	975,216	20.5
Utilities	748,914	15.8
Consumer Staples	711,083	15.0
Consumer Discretionary	645,704	13.6
Materials	578,586	12.2
Money Market Funds	6,135	0.1
Total Investments	$4,743,426	99.9%
Other Assets and Liabilities, Net	3,804	0.1
Total Net Assets	$4,747,230	100.0%

*	Non-income producing securities.
(a)	Reflects the 1-day yield at January 31, 2022.

Schedule of Investments – IQ Clean Oceans ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$4,636,813	$–	$–	$4,636,813
Preferred Stock	100,478	–	–	100,478
Short-Term Investment:
Money Market Fund	6,135	–	–	6,135
Total Investments in Securities	$4,743,426	$–	$–	$4,743,426

(b)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.